CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	OCI from equity accounted investments [member]		Shareholders's equity [member]	Non-controling interest [Member]
Equity beginning balance at Dec. 31, 2020	$ 33,892	$ 1,164	$ 6,852	$ 30,050	$ (4,194)	$ 0		$ 33,873	$ 19
Net income/(loss)	8,576			8,563				8,563	14
Other comprehensive income/(loss)	(940)			111	(1,052)			(940)
Total comprehensive income/(loss)	7,636
Dividends	(2,041)			(2,041)				(2,041)
Share buy-back	(429)		(429)					(429)
Other equity transactions	(33)		(15)					(15)	(18)
Equity ending balance at Dec. 31, 2021	39,024	1,164	6,408	36,683	(5,245)	0		39,010	14
Net income/(loss)	28,744			28,746				28,746	(3)
Other comprehensive income/(loss)	(2,829)			356	(3,609)	424		(2,829)
Total comprehensive income/(loss)	25,914
Dividends	(7,549)			(7,549)				(7,549)
Share buy-back	(3,380)	(22)	(3,358)					(3,380)
Other equity transactions	(20)		(10)					(10)	(10)
Equity ending balance at Dec. 31, 2022	53,989	1,142	3,041	58,236	(8,855)	424	[1]	53,988	1
Net income/(loss)	11,904			11,885				11,885	19
Other comprehensive income/(loss)	(911)			(211)	(587)	(113)	[1]	(911)
Total comprehensive income/(loss)	10,992
Dividends	(10,783)			(10,783)				(10,783)
Share buy-back	(5,685)	(42)	(3,037)	2,606				(5,685)
Other equity transactions	(13)		(3)					(3)	(10)
Equity ending balance at Dec. 31, 2023	$ 48,500	$ 1,101	$ 0	$ 56,521	$ (9,442)	$ 310		$ 48,490	$ 10

[1]
1)

OCI items from equity accounted investments

that may subsequently be reclassified to the Consolidated

statement of income, are
presented as part of OCI from equity accounted

investments. OCI items that will not be reclassified

to the Consolidated statements of income
will be included in retained earnings.